Results of operation (Tables)	6 Months Ended
Jun. 30, 2026
Results of operation
Schedule of sales based on country of customer

	For the three months ended June 30		For the six months ended June 30
(in EUR 000)	2026	2025	2026	2025
Sales US	5,197	—	9,451	—
Sales Germany	1,391	1,175	2,615	2,104
Sales UAE	469	—	814	32
Sales England	481	—	658	—
Sales Switzerland	24	—	357	—
Sales Netherlands	—	—	39	—
Sales Austria	37	165	37	268
Sales Spain	3	—	3	—
Sales Italy	73	—	73	—
Total sales	7,675	1,340	14,047	2,404

Schedule of information about cost of goods sold

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Purchases of goods and services (*)	2,452	843	4,872	1,512
Inventory movement	639	(353)	954	(616)
Total cost of goods sold	3,091	490	5,826	896
(*)	Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)

Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	18,506	(159)	18,347
Selling, general and administrative expenses	30,992	—	30,992
Other income/(expense)	(40)	11	(29)
For the six months ended June 30, 2026	49,458	(148)	49,310

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	20,602	(1,554)	19,048
Selling, general and administrative expenses	23,063	—	23,063
Other income/(expense)	(171)	56	(115)
For the six months ended June 30, 2025	43,494	(1,498)	41,996

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	9,543	—	9,543
Selling, general and administrative expenses	15,618	—	15,618
Other income/(expense)	6	5	11
For the three months ended June 30, 2026	25,167	5	25,172

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	10,750	(691)	10,059
Selling, general and administrative expenses	10,672	—	10,672
Other income/(expense)	(56)	25	(31)
For the three months ended June 30, 2025	21,366	(666)	20,700

Schedule of information about research and development expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Staff costs	3,050	3,700	5,775	8,280
Consulting and contractors’ fees	2,234	3,004	4,246	3,877
Q&A regulatory	91	43	99	119
Depreciation and amortization expense	1,470	418	2,746	829
Travel	352	434	737	713
Manufacturing and outsourced development	803	1,292	1,912	2,600
Clinical studies	1,049	1,396	2,073	3,250
IT	150	39	218	68
Rent	252	104	461	227
Other expenses	92	320	234	639
Capitalized costs	—	(691)	(154)	(1,554)
Total research and development expenses	9,543	10,059	18,347	19,048

Schedule of detailed information about selling, general and administrative expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Staff costs	8,942	6,326	17,718	13,270
Consulting and contractors’ fees	3,816	2,527	7,053	5,734
Legal fees	995	217	2,540	479
Rent	101	124	138	230
Depreciation and amortization expense	342	356	782	719
IT	413	587	812	1,045
Travel	814	410	1,577	1,168
Insurance fees	103	108	213	221
Impairment loss on trade receivables	39	—	37	—
Other	53	17	122	197
Total selling, general and administrative expenses	15,618	10,672	30,992	23,063

Schedule of detailed information about other operating income

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Recoverable cash advances
Initial measurement and re-measurement	12	7	30	25
R&D incentives	(18)	49	10	110
Capitalization of R&D incentive	(5)	(25)	(11)	(56)
Other income/(expenses)	—	—	—	36
Total Other Operating Income/(Expenses)	(11)	31	29	115